Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	₩ 3,090,077	₩ 2,982,867
Other receivables	3,007,995	2,104,623
Trade and other receivables, net	6,098,072	5,087,490
Trade receivables	395,359	592,447
Other receivables	1,095,687	498,879
Total	1,491,046	1,091,326
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,439,542	3,337,398
Other receivables	3,092,261	2,201,781
Trade and other receivables, net	6,531,803	5,539,179
Trade receivables	408,098	612,654
Other receivables	1,249,096	621,195
Total	1,657,194	1,233,849
Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(342,539)	(346,869)
Other receivables	(82,243)	(93,256)
Trade and other receivables, net	(424,782)	(440,125)
Trade receivables	(1,199)	(2,856)
Other receivables	(136,300)	(108,131)
Total	(137,499)	(110,987)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(6,926)	(7,662)
Other receivables	(2,023)	(3,902)
Trade and other receivables, net	(8,949)	(11,564)
Trade receivables	(11,540)	(17,351)
Other receivables	(17,109)	(14,185)
Total	₩ (28,649)	₩ (31,536)